Derivative Liabilities (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
At Issuance [Member]
Weighted average per-share amount	$ 4.641
At April 6, 2015 [Member]
Weighted average per-share amount	2.132
At Sep 30, 2015 [Member]
Weighted average per-share amount	$ 4.147
Maximum [Member]
Weighted average per-share amount		$ 5.525
Minimum [Member]
Weighted average per-share amount		$ 4.641